7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

May 29, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Separate Portfolios Trust

(the “Registrant”)

(File Nos. 333-141111; 811-22025)

Ladies and Gentlemen:

On behalf of Voya Separate Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 15, 2015, to the Registrant’s Fixed-Income Prospectuses dated July 31, 2014 and Voya Securitized Credit Fund’s Prospectus dated August 6, 2014.

The purpose of the filing is to submit the 497(e) filing dated May 15, 2015 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2650.

Regards,

/s/ Kristen Freeman
Kristen Freeman
Vice President and Counsel
Voya Investment Management – Voya Family of Funds